              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON OCTOBER 23, 2002

                                         SECURITIES ACT REGISTRATION NO. 2-74139

                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3264
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / /

                           PRE-EFFECTIVE AMENDMENT NO.                       / /


                        POST-EFFECTIVE AMENDMENT NO. 33                      /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940                     / /


                                AMENDMENT NO. 34                             /X/


                        (Check appropriate box or boxes)

                            ------------------------

                     PRUDENTIAL GOVERNMENT SECURITIES TRUST
               (Exact name of registrant as specified in charter)
            (Formerly, Prudential-Bache Government Securities Trust)

                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7521

                             DEBORAH A. DOCS, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):


              / / immediately upon filing pursuant to
                  paragraph (b)
              /X/ on (October 24) pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a) (1)
              / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule
                  485

                  If appropriate, check the following box:
              / / this post-effective amendment designates a new
                  effective date for a previously filed
                  post-effective amendment.



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

                                EXPLANATORY NOTE



  This Post-Effective Amendment No. 33 to the Registration Statement of Prudential Government Securities Trust (File No. 2-74139) (the Amendment) amends the Prospectus of the U.S. Treasury Money Market Series dated January 28, 2002 (the Prospectus). This Prospectus is not intended to amend the prospectus of the Money Market Series, dated January 28, 2002, the other series of the Registrant. This Amendment incorporates by reference the Statement of Additional Information (the SAI) of the Registrant dated January 28, 2002, as modified by the Supplement to the SAI dated October 24, 2002 as filed herewith. The Supplement to the SAI filed herewith incorporates by reference the financial statements for the U.S. Treasury Money Market Series for the six months ended May 31, 2002.

                                     PROSPECTUS

                                     OCTOBER 24, 2002




 PRUDENTIAL

 GOVERNMENT SECURITIES TRUST
 U.S. TREASURY MONEY MARKET SERIES
 (CLASS S SHARES)


                                     FUND TYPE
                                     Money market
                                     OBJECTIVE
                                     High current income consistent with the
                                     preservation of principal and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Series' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

-------------------------------------


This Supplement relates to the offering of Class S shares of the U.S. Treasury Money Market Series (the Series), which is a series of Prudential Government Securities Trust (the Fund). This Supplement should be read in conjunction with the attached prospectus, dated January 28, 2002 (the Prospectus).



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "RISK/RETURN SUMMARY" IN THE ATTACHED PROSPECTUS:



EVALUATING PERFORMANCE


A number of factors--including risk--can affect how the Series performs. The following bar chart shows the Series' performance for each full calendar year of operation for the last 10 years. The table provides additional performance information for the periods indicated. The bar chart and Average Annual Returns table below demonstrate the risk of investing in the Series by showing how returns can change from year to year. Past performance does not mean that the Series will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.



ANNUAL RETURNS* (CLASS A SHARES)**


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992  3.29%
1993  2.55%
1994  3.61%
1995  5.25%
1996  4.74%
1997  4.81%
1998  4.61%
1999  4.25%
2000  5.38%
2001  3.57%

BEST QUARTER: 1.49% (4th quarter of 2000) WORST QUARTER: 0.55% (4th quarter of
2001)

 * THE CLASS A SHARES' RETURN FROM 1-1-02 TO 9-30-02 WAS 0.96%.


**THE RETURNS ARE FOR CLASS A SHARES, WHICH ARE TAKEN FROM THE "RISK/RETURN
  SUMMARY" OF THE PROSPECTUS AND WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO THE CLASS S SHARES BECAUSE BOTH CLASSES OF SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND THE ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT CLASS A SHARES AND CLASS S SHARES DO NOT HAVE THE SAME EXPENSES.


  AVERAGE ANNUAL RETURNS(1) (AS OF 12-31-01)



                                     1 YR            5 YRS          10 YRS           SINCE INCEPTION
  Class A shares                          3.57%        4.52%           4.20%    4.35% (since 12-3-90)



(1)  THE CLASS A SHARES' RETURNS ARE AFTER DEDUCTION OF EXPENSES.

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                                                                               1

------------------------------------------------

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold each share class of the Series. Each share class has different expenses but represents an investment in the same series. Class Z shares are available only to a limited group of investors. For more information about which share class may be right for you, see "How to Buy, Sell and Exchange Shares of the Series."


  SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                      CLASS A       CLASS S       CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)       None          None          None
  Maximum deferred sales charge
   (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                           None          None          None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions             None          None          None
  Redemption fees                      None          None          None
  Exchange fee                         None           N/A          None



  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)



                                           CLASS A     CLASS Z
  Management fees                              .400%       .400%
  + Distribution and service (12b-1)
   fees                                        .125%        None
  + Other expenses                             .092%       .092%
  = TOTAL ANNUAL SERIES OPERATING
   EXPENSES                                    .617%       .492%



  ANNUAL SERIES OPERATING EXPENSES (DEDUCTED FROM SERIES ASSETS)



                                                     CLASS S
  Management fees                                        .400%
  + Distribution (12b-1) fee                             .175%
  + Other expenses(2)                                    .342%
  = TOTAL ANNUAL SERIES OPERATING EXPENSES               .917%



(1) YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES AND SALES OF SHARES.
(2) INCLUDES A SERVICE FEE OF 0.25%. THE SERVICE FEE COMPENSATES PRUDENTIAL SECURITIES INCORPORATED AND PRUCO SECURITIES CORPORATION FOR PROVIDING PERSONAL CUSTOMER ACCOUNT MAINTENANCE AND RELATED SERVICES ON BEHALF OF SHAREHOLDERS PARTICIPATING IN CERTAIN BROKERAGE ACCOUNT PROGRAMS OFFERING A SWEEP FEATURE.


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2  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

------------------------------------------------


EXAMPLE


This example will help you compare the fees and expenses of the Series' three share classes and compare the cost of investing in the Series with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the Series for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $63   $198   $344    $771
  Class S shares                 $94   $292   $508  $1,128
  Class Z shares                 $50   $158   $275    $618


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                                                                               3

-------------------------------------


THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "HOW THE SERIES IS
  MANAGED--DISTRIBUTOR" IN THE ATTACHED PROSPECTUS:


Prudential Investment Management Services LLC (PIMS) distributes the Series' shares under a Distribution Agreement with the Series. The Series also has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act with respect to Class A shares, and a Distribution Plan (the Plan) under Rule 12b-1 of the Investment Company Act with respect to Class S shares. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Series' Class A, Class S and Class Z shares and provides certain shareholder support services. The Series pays distribution and other fees to PIMS as compensation for its services for Class A and Class S shares, but not for Class Z shares. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables. Class A shares are subject to a 12b-1 fee of 0.125% and Class S shares are subject to a 12b-1 fee of 0.175%.

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4  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

-------------------------------------


THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "SERIES
  DISTRIBUTIONS AND TAX ISSUES" IN THE ATTACHED PROSPECTUS:



DISTRIBUTIONS
  CLASS S SHARES


For your convenience, Series distributions of dividends and net capital gains are AUTOMATICALLY REINVESTED in the Series. If you ask us to pay the distributions in cash, we will send you a check if your account is with the Transfer Agent. Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Additional Shareholder Services" in the next section.

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                                                                               5

-------------------------------------


THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "HOW TO BUY, SELL
  AND EXCHANGE SHARES OF THE SERIES--HOW TO BUY SHARES" IN THE ATTACHED
  PROSPECTUS:



HOW TO BUY SHARES


SECURITIES ACCOUNT PARTICIPANTS
  SWEEP PURCHASES


Shares of the Series are available to holders of certain securities accounts held at designated broker-dealers that offer a sweep feature, including basic securities accounts and COMMAND, COMMAND Plus and BusinessEdge Accounts offered through Prudential Securities Incorporated or Pruco Securities Corporation and certain accounts cleared through Wexford Clearing Services Corporation.


    A sweep feature allows the account holder to have free credit balances in the securities account automatically invested in a money market fund. Free credit balances in excess of prescribed minimums are automatically invested in the money market fund periodically in accordance with the terms of the securities account.


    For accounts other than COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) when the account has a free credit balance of $10,000 or more, on the business day following the availability of the free credit balance, (2) when the account has a free credit balance totaling more than $1,000 that results from a securities transaction, on the business day following the settlement date, and (3) in the case of other free credit balances, at least once a month on the last business day of each month. For COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) in the case of free credit balances resulting from the proceeds of securities sales, on the settlement date of the securities sale or, in the case of non-COMMAND accounts, on the business day following the settlement date, and (2) in the case of free credit balances resulting from non-trade-related credits (i.e., receipt of dividends and interest payments, or a deposit by the participant into a securities account), on the business day after receipt by Prudential Securities, Pruco Securities or other designated broker-dealer of the non-trade-related credit.

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6  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

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    Purchases of money market fund shares are subject to a minimum initial investment of $1,000, and a minimum subsequent investment of $100, which minimums are waived for COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors.


    You will begin earning dividends on shares of the Series purchased through the sweep feature on the first business day after the order is placed. Shares of the Series will be purchased at the net asset value (NAV) next determined on the business day on which the order is placed. Prudential Securities, Pruco Securities or other designated broker-dealer may use and retain the benefit of credit balances in your securities account until shares are purchased.


    Purchases of, withdrawals from, and dividends from shares of the Series will be shown in your Prudential Securities, Pruco Securities or other account. Prudential Securities, Pruco Securities or other designated broker-dealer has the right to terminate a securities account for any reason. If this occurs, all shares of the Series held in the securities account will be redeemed.


    Account holders should consult their financial professional at Prudential Securities, Pruco Securities or other broker-dealer for further details and information concerning the operation of the sweep feature.



    MANUAL PURCHASES


    Securities account holders may also make manual purchases of shares of the Series (that is, purchases other than through their securities account sweep feature).


    Please see "How to Buy, Sell and Exchange Shares of the Series--Direct Purchasers" for information on available share classes and investment minimums.

--------------------------------------------------------------------------------

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DIRECT PURCHASERS


The Series currently offers Class A and Class Z shares, and may in the future offer Class S shares for Direct Purchasers. For information regarding direct purchases of Class A and Class Z shares please see the attached Prospectus, "How to Buy, Sell and Exchange Shares of the Series--HOW TO BUY SHARES."



PAYMENTS TO THIRD PARTIES ACCOUNT MAINTENANCE. The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.



UNDERSTANDING THE PRICE YOU'LL PAY


For Class S shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase. Your broker may charge you a separate or additional fee for purchases of shares.



ADDITIONAL SHAREHOLDER SERVICES



AUTOMATIC REINVESTMENT. As we explained in the "Series Distributions and Tax Issues" section, the Series pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Series at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, notify your broker, or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.



PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: ACCOUNT MAINTENANCE
P.O. BOX 8159
PHILADELPHIA, PA 19101



REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Series. To reduce Series expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Series shareholder in your

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8  U.S. TREASURY MONEY MARKET SERIES             [TELEPHONE ICON] (800) 225-1852

-------------------------------------------------------------------


household would like to receive a copy of the Series' prospectus, shareholder report and proxy statement please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.



HOW TO SELL YOUR SHARES: SECURITIES ACCOUNT PARTICIPANTS


When you sell shares of the Series--also known as REDEEMING your shares--the price you will receive will be the NAV next determined after Prudential Securities, Pruco Securities or any other designated broker-dealer receives your order to sell. We must receive an order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine the Series' NAV on days when we have not received any orders to purchase, sell or exchange Series shares, or when changes in the value of the Series' portfolio do not affect its NAV.



AUTOMATIC REDEMPTION


Shares of your primary money sweep fund may be automatically redeemed to cover any deficit in your account in accordance with the terms of the securities account. A deficit in your securities account may result from activity arising under your account, such as debit balances incurred by use of the Visa-Registered Trademark-/Check Account, including Visa purchases, cash advances and checks. Debit balances for Visa purchases are payable on the 25th day of each month or, if that day is a weekend or holiday, on the preceding business day.


    Your securities account will be automatically scanned for deficits each day. If there is insufficient cash in your account, we will redeem an appropriate number of shares of your primary money sweep fund and shares of other money market funds that you own in your account but which are not designated as your primary money sweep fund to satisfy any remaining deficit in accordance with the terms of the securities account. Margin loans will be utilized to satisfy any deficits in your account after all of your shares in the Series and other money market funds you own are redeemed. Shares of the Series may not be purchased until all deficits and overdrafts in your

--------------------------------------------------------------------------------

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account are satisfied. Please refer to your securities account documentation for additional details and requirements.


    You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, Pruco Securities or other designated broker-dealer, which has advanced monies to satisfy deficits in your account. The amount redeemed will be the nearest higher dollar amount necessary to cover deficits from securities transactions or to honor your redemption requests.



MANUAL REDEMPTION


You may make manual redemptions (that is, a non-money market sweep redemption) of shares of a fund other than the fund selected as your primary money sweep fund under your securities account. To complete a manual redemption, you should submit a written request for redemption directly to the Distributor or by calling your financial professional at Prudential Securities, Pruco Securities or other designated broker-dealer with which you have your securities account. The proceeds from a manual redemption will immediately become a free cash balance in your account and will automatically be invested in the fund that you have selected as your primary money sweep fund. Please refer to your securities account documentation for additional details and requirements.



HOW TO SELL YOUR SHARES: DIRECT PURCHASERS


For information regarding the sale of direct purchases of Class A and Class Z shares, please see the attached Prospectus, "How to Buy, Sell and Exchange Shares of the Series--HOW TO SELL YOUR SHARES."


HOW TO EXCHANGE YOUR SHARES

You may not exchange Class S shares for shares of other Prudential mutual funds.


TELEPHONE REDEMPTIONS OR EXCHANGES

Telephone redemption and exchange procedures are not available for Class S shares.


EXPEDITED REDEMPTION PRIVILEGE

Expedited redemption privilege procedures are not available for Class S shares.

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10  U.S. TREASURY MONEY MARKET SERIES            [TELEPHONE ICON] (800) 225-1852

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    THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "FINANCIAL
HIGHLIGHTS" IN THE ATTACHED PROSPECTUS:



PRUDENTIAL GOVERNMENT SECURITIES TRUST


U.S. TREASURY MONEY MARKET SERIES



FINANCIAL HIGHLIGHTS (UNAUDITED)



 SIX MONTHS ENDED MAY 31, 2002



PER SHARE OPERATING PERFORMANCE              Class A        Class Z
 NET ASSET VALUE, BEGINNING OF PERIOD            $1.000         $1.000
 Net investment income and net realized
  gain on investment transactions                 0.007          0.007
 Dividends and distributions                     (0.007)        (0.007)
 NET ASSET VALUE, END OF PERIOD                  $1.000         $1.000
 TOTAL RETURN(a)                                   .69%           .75%
----------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                     Class A        Class Z
 NET ASSETS, END OF PERIOD (000)               $347,570         $4,903
 AVERAGE NET ASSETS (000)                      $609,044         $5,616
 RATIOS TO AVERAGE NET ASSETS(b):
 Expenses, including distribution and
  service (12b-1) fees                            0.61%          0.48%
 Expenses, excluding distribution and
  service (12b-1) fees                            0.48%          0.48%
 Net investment income                            1.28%          1.43%
----------------------------------------------------------------------



(a) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE FULL YEAR ARE NOT ANNUALIZED.
(b)  ANNUALIZED.


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                                                                              11

FOR MORE INFORMATION

Please read this prospectus before you invest in the Series and keep it for future reference. For information or shareholder questions contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769



Visit Prudential's website at:
www.prudential.com


Additional information about the Series can be obtained without charge and can be found in the following documents:
STATEMENT OF ADDITIONAL
INFORMATION (SAI)
(incorporated by reference into this prospectus)
ANNUAL REPORT
(contains a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal year) SEMI-ANNUAL REPORT

You can also obtain copies of Series documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents.)


IN PERSON
Public Reference Room in
Washington, DC
(For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


Fund Symbols                              Nasdaq     CUSIP
                                          ------     -----
Class S                                           744342-70-0



MF145S                                                   Investment Company Act
File No. 811-3264

                            PRUDENTIAL MUTUAL FUNDS
                     PRUDENTIAL GOVERNMENT SECURITIES TRUST
                       SUPPLEMENT DATED OCTOBER 24, 2002



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES" IN THE STATEMENT OF ADDITIONAL INFORMATION OF PRUDENTIAL GOVERNMENT SECURITIES TRUST, DATED JANUARY 28, 2002 (THE SAI):



Class S shares are new, therefore there is no history of share ownership.



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES--PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12B-1 PLANS" IN THE SAI:


CLASS S PLAN. Under the Class S Plan of Distribution (12b-1 Plan) for the U.S. Treasury Money Market Series, the Trust may pay the Distributor for its distribution-related activities with respect to Class S shares at an annual rate of .175 of 1% of the average daily net assets of the Class S shares of the Series. Class S shares of the series are new, therefore, no expense data is available.


CLASS S--U.S. TREASURY MONEY MARKET SERIES SERVICE AGREEMENT. Pursuant to a separate Service Agreement with the Trust (the Service Agreement), Prudential Securities Incorporated (Prudential Securities) or Pruco Securities Corporation (Pruco), each an affiliate of the Trust, PI and PIMS, will perform certain customer account maintenance and related administrative shareholder services with respect to the Class S shares of the U.S. Treasury Money Market Series purchased and/or redeemed by customers participating in its COMMAND Account Program who are eligible to have their available account assets swept into shares of the U.S. Treasury Money Market Series. For its services, Prudential Securities or Pruco, as applicable receives, pursuant to the relevant Service Agreement, a fee at an annual rate of 0.25% of the average daily net assets of the Trust applicable to Class S shares of the Trust.



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "CAPITAL SHARES, OTHER SECURITIES AND ORGANIZATION" IN THE SAI:


The U.S. Treasury Money Market Series is authorized to issue an unlimited number of shares, divided into three classes, designated Class A, Class S and Class Z.


Shares of the U.S. Treasury Money Market Series are currently divided into three classes designated Class A, Class S and Class Z shares. Each class represents an interest in the same assets of the U.S. Treasury Money Market Series and is identical in all respects except that (1) each class is subject to different expenses which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) Class Z shares are offered exclusively for sale to a limited group of investors, and (4) each class has a different exchange privilege. Since Class A shares and Class S shares are subject to distribution and/or service expenses, the liquidation proceeds to shareholders of these classes are likely to be lower than to Class Z shareholders whose shares are not subject to any distribution and/or service expenses. Since Class S shares have the highest distribution fee and also have a service fee, liquidation proceeds to shareholders of this class are likely to be lower than Class A shares and Class Z shareholders.



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "PURCHASE, REDEMPTION AND PRICING OF TRUST SHARES" IN THE SAI:



The section entitled "Purchases By Wire" is not applicable for Class S shares.



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "SHAREHOLDER INVESTMENT ACCOUNT" IN THE SAI:



The plans and/or privileges described under the sections entitled "Procedure for Multiple Accounts," "Exchange Privilege," "Automatic Investment Plan (AIP)" and "Systematic Withdrawal Plan", are not offered as service options for Class S shares.



THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "PERFORMANCE INFORMATION" IN THE SAI:


Class S shares of the U.S. Treasury Money Market Series are new, therefore no yield data is available.


THE FOLLOWING INFORMATION SUPPLEMENTS THE SECTION ENTITLED "FINANCIAL STATEMENTS" IN THE SAI:



The U.S. Treasury Money Market Series' financial statements for the six month reporting period ended May 31, 2002, included in such series' semi-annual report to shareholders dated May 31, 2002, filed with the Securities and Exchange Commission on July 25, 2002 (File No. 811-3264), are incorporated herein by reference. You may obtain a copy of the U.S. Treasury Money Market Series' semi-annual report at no charge by request to Prudential Government Securities Trust (the Trust) by calling (800) 225-1852, or by writing to the Trust at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

        (a) (1) Declaration of Trust as amended and restated on September 6, 1988 of the Registrant. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (2) Amendment to Declaration of Trust, dated March 1, 1991. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (3) Amended Certificate of Designation dated July 27, 1995. Incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996 (File No. 2-74139).

          (4) Amended Certificate of Designation dated January 22, 1996. Incorporated by reference to Exhibit No. 1(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996 (File No. 2-74139).


          (5) Amended Certificate of Designation dated February 21, 1997. Incorporated by reference to Exhibit No. 1(e) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).



          (6) Amended and Restated Certificate of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value.*


        (b) Amended and Restated By-Laws of the Registrant. Incorporated by reference to Exhibit (b) to Post Effective Amendment No. 31 to Registration Statement on Form N-1A filed via EDGAR February 2, 2001 (File No. 2-74139).

        (c) (1) Specimen certificate for shares of beneficial interest issued by the Registrant. Incorporated by reference to Exhibit No. (c)(1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).

          (2) Specimen certificate for shares of beneficial interest issued by the Registrant's U.S. Treasury Money Market Series. Incorporated by reference to Exhibit No. (c)(2) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 29, 1999 (File No. 2-74139).

          (3) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (d) (1) Management Agreement dated August 9, 1988, as amended on November 19, 1993, between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

          (2) Subadvisory Agreement dated August 9, 1988, between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (3) Amendment to Subadvisory Agreement dated November 18, 1999, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

        (e) (1) Distribution Agreement with Prudential Investment Management Services LLC. Incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

          (2) Dealer Agreement. Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 28 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 1999.

        (g) (1) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (2) Amendment to Custodian Agreement dated February 22, 1999 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).


          (3) Amendment to Custodian Contract/Agreement dated as of July 17, 2001 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(3) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).



          (4) Amendment to Custodian Contract/Agreement dated as of January 17, 2002 by and between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit g(4) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).


        (h) (1) Transfer Agency Agreement between the Registrant an Prudential Mutual Fund Services, Inc. Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 1998 (File No. 2-74139).

          (2) Amendment to Transfer Agency and Service Agreement dated
          August 24, 1999 by and between the Registrant and Prudential Mutual Fund Services LLC (successor to Prudential Mutual Fund Services, Inc). Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).


          (3) Service Agreement between the Registrant and Prudential Securities Incorporated.*



          (4) Service Agreement between the Registrant and Pruco Securities Corporation.*



        (i) (1) Opinion of Sullivan & Worcester. Incorporated by reference to Exhibit No. (1) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on March 25, 1999 (File
          No. 2-74139).



          (2) Consent of Sullivan and Worcester.*



        (j) Consent of Independent Accountants. Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on January 28, 2002 (File No. 2-74139).


        (m) (1) Distribution and Service Plan for Class A Shares, dated December 20, 1990, as amended and restated on July 1, 1993 and August 1, 1995 (Money Market Series and U.S. Treasury Money Market Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File No. 2-74139).

          (2) Distribution and Service Plan for Class A Shares, dated July 26, 1995, as amended and restated on July 1, 1993 and August 1, 1995 (Short-Intermediate Term Series). Incorporated by reference to Exhibit d(3) to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A via EDGAR on February 2, 2000 (File
          No. 2-74139).


          (3) Distribution Plan for Class S shares of U.S. Treasury Money Market Series.*


        (n) (1) Rule 18f-3 Plan for Money Market Series. Incorporated by reference to Exhibit 18 to Post Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on January 25, 1996.

          (2) Rule 18f-3 Plan for Money Market Series, U.S. Treasury Money Market Series and Short-Intermediate Term Series. Incorporated by reference to Exhibit No. 18(b) to Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A via EDGAR on February 4, 1997 (File No. 2-74139).


          (3) Rule 18f-3 Plan for U.S. Treasury Money Market Series dated August 15, 2002.*



        (p) (1) Code of Ethics of the Registrant dated September 4, 2002.*



          (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002.*



        (q) Powers of Attorney. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed via EDGAR on January 28, 2002 (File No. 2-74139).

------------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION.

    Article V, Section 5.3 of the Registrant's Amended and Restated Declaration of Trust provides that the Trustees shall provide for indemnification by the Trust of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner not otherwise prohibited or limited by law as the Trustees may provide from time to time in the By-Laws. Section 5.1 also provides that Trustees, officers, employees or agents of the Trust shall not be subject to any personal liability to any other person, other than the Trust or its shareholders, in connection with Trust property or the affairs of the Trust, except liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Section 5.1 also provides that the Registrant will indemnify and hold harmless each shareholder from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder and shall reimburse such shareholder for all expenses reasonably related thereto.


    As permitted by Sections 17(h) and (i) of the 1940 Act and pursuant to
Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), in certain cases, an individual who is a present or former officer, Trustee, employee or agent of the Registrant or who serves or has served another trust, corporation, partnership, joint venture or other enterprise in one of such capacities at the request of the Registrant (a representative of the Trust) may be indemnified by the Registrant against certain liabilities in connection with the Registrant provided that such representative acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant, subject to certain qualifications and exceptions including liabilities to the Registrant or to its shareholders to which such representative would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of duties. As permitted by Section 17(i) of the Investment Company Act and pursuant to Section 10 of the Distribution Agreement (Exhibit 6(e)(1) to the Registration Statement), in certain cases the Distributor of the Registrant may be indemnified against liabilities which it may incur except liabilities arising from bad faith, gross negligence, in the performance of its duties, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws, as amended and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety. The Trust has purchased an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Trust against the cost of indemnification payments to officers and Trustees under certain circumstances.


    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue. Pursuant and subject to the provisions of Article XI of the Registrant's By-Laws, the Registrant shall indemnify each representative of the Trust against, or advance the expenses of a representative of the Trust for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant.


    Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

    (a) Prudential Investments LLC (PI)


    See "How the Series Is Managed" in the Prospectus constituting Part A of this Registration Statement and "Management of the Trust" in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.



    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).


    The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.


NAME AND ADDRESS              POSITION WITH PI           PRINCIPAL OCCUPATIONS
----------------              ----------------           ---------------------
Robert F. Gunia               Executive Vice President   Executive Vice President and Chief Administrative
                               and Chief Administrative   Officer, PI; Vice President, Prudential; President,
                               Officer                    PIMS
William V. Healey             Executive Vice President,  Executive Vice President, Chief Legal Officer and
                               Chief Legal Officer and    Secretary, PI; Vice President and Associate General
                               Secretary                  Counsel, Prudential; Senior Vice President, Chief
                                                          Legal Officer and Secretary, PIMS
David R. Odenath, Jr.         Officer in Charge,         Officer in Charge, President, Chief Executive
                               President, Chief           Officer and Chief Operating Officer, PI; Senior
                               Executive Officer and      Vice President, The Prudential Insurance Company of
                               Chief Operating Officer    America (Prudential)
Kevin B. Osborn               Executive Vice President   Executive Vice President, PI
Stephen Pelletier             Executive Vice President   Executive Vice President, PI
Judy A. Rice                  Executive Vice President   Executive Vice President, PI
Philip N. Russo               Executive Vice President,  Executive Vice President, Chief Financial Officer
                               Chief Financial Officer    and Treasurer, Director of Jennison Associates, LLC
                               and Treasurer
Lynn M. Waldvogel             Executive Vice President   Executive Vice President, PI


    (b) Prudential Investment Management, Inc. (PIM).


    See "How the Series is Managed--Investment Adviser" in the Prospectus constituting Part A of the Regtistration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Reistration Statement.

    The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.



NAME AND ADDRESS              POSITION WITH PIM                         PRINCIPAL OCCUPATIONS
----------------              -----------------                         ---------------------
Matthew J. Chanin             Director and Senior Vice   Director and President of Prudential Equity
Gateway Center Four            President                  Investors, Inc.; Chairman, Director and President
Newark, NJ 07102                                          of Prudential Private Placement Investors, Inc.
John H. Hobbs                 Director and Vice          Chairman & CEO and Director of Jennison Associates,
18(th) Floor                   President                  LLC; Director of Prudential Trust Company
466 Lexington Avenue
New York, NY 10017
Philip N. Russo               Director                   Director of Jennison Associates, LLC; Executive Vice
                                                          President, Chief Financial Officer and Treasurer,
                                                          PI
John R. Strangfeld, Jr.       Chairman and Director      Vice Chairman of Prudential Financial Inc.;
                                                          Chairman, Director and CEO of Prudential Securities
                                                          Group; Director and President of Prudential Asset
                                                          Management Holding Company; Director of Jennison
                                                          Associates LLC; Executive Vice President of The
                                                          Prudential Insurance Company of America
James J. Sullivan             Director, Vice President   Chairman, Director, President and CEO of Prudential
Gateway Center Two             and Managing Director      Trust Company; Director and President of the
Newark, NJ 07102                                          Prudential Asset Management Company, Inc.
Bernard Winograd              Director, President & CEO  Senior Vice President of Prudential Financial Inc.;
                                                          Director of Jennison Associates, LLC; Director and
                                                          Vice President of Prudential Asset Management
                                                          Holding Company


ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential Money Mart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., and The Target Portfolio Trust.


    PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

    (b) Information concerning the officers and directors of PIMS is set forth below:


                                     POSITIONS AND                                  POSITIONS AND
                                     OFFICES WITH                                   OFFICES WITH
NAME(1)                              UNDERWRITER                                    REGISTRANT
-------                              -------------                                  -------------
C. Edward Chaplin..................  Executive Vice President and Treasurer         None
751 Broad Street
Newark, NJ 07102
John T. Doscher....................  Senior Vice President and Chief Compliance     None
                                       Officer
Margaret Deverell..................  Senior Vice President and Chief Financial      None
213 Washington St.                   Officer
Newark, NJ 07102
Robert F. Gunia....................  President                                      Vice
                                                                                    President and
                                                                                    Trustee
William V. Healey..................  Senior Vice President, Secretary and Chief     None
                                     Legal Officer
Stephen Pelletier..................  Executive Vice President                       None
Scott G. Sleyster..................  Executive Vice President                       None
71 Hanover Road
Florham Park, NJ 07932
John R. Strangfeld Jr..............  CoExecutive Vice President                     None
One Seaport Plaza
New York, NY 10292



--------------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Management, Inc., Gateway Center Two, Newark, NJ 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102; and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, NJ 08830. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29. MANAGEMENT SERVICES

    Other than as set forth under the captions "How the Series Is Managed--Manager", "--Investment Adviser" and "--Distributor" in the Prospectus and "Investment Advisory and Other Services--Manager and Investment Adviser" and "--Principal Underwriter, Distributor and Rule 12b-1 Plans" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 23rd day of October, 2002.


                                               PRUDENTIAL GOVERNMENT SECURITIES
                                               TRUST

                                               By:               *
                                                 -------------------------------
                                                     David R. Odenath, Jr.,
                                                             President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                      SIGNATURE                        TITLE                                        DATE
                      ---------                        -----                                        ----

                          *
     -------------------------------------------       Trustee
                  Eugene C. Dorsey

                          *
     -------------------------------------------       Trustee
                   Delayne D. Gold

                          *
     -------------------------------------------       Vice President and Trustee
                   Robert F. Gunia

                          *
     -------------------------------------------       Trustee
                  Thomas T. Mooney

                          *
     -------------------------------------------       Trustee
                   Stephen P. Munn

                          *
     -------------------------------------------       President and Trustee
                David R. Odenath, Jr.

                          *
     -------------------------------------------       Trustee
                 Richard A. Redeker

                          *
     -------------------------------------------       Vice President and Trustee
                    Judy A. Rice

                          *
     -------------------------------------------       Trustee
                 Nancy Hays Teeters

                          *
     -------------------------------------------       Trustee
                 Louis A. Weil, III

                          *
     -------------------------------------------       Treasurer and Principal Financial and
                   Grace C. Torres                      Accounting Officer

By: /s/ Deborah A. Docs
   ------------------------------------------

    (Deborah A. Docs,                                           October 23, 2002

    Attorney-in-Fact)

                                 EXHIBIT INDEX


   (a)(6)  Amended and Restated Certificate of Establishment and
           Designation of Series of Shares of Beneficial Interest, $.01
           Par Value.
   (h)(3)  Service Agreement between the Registrant and Prudential
           Securities Incorporated.
   (h)(4)  Service Agreement between the Registrant and Pruco
           Securities Corporation.
   (i)(2)  Consent of Sullivan and Worcester.

   (m)(3)  Distribution Plan for Class S shares of U.S. Treasury Money
           Market Series.

   (n)(3)  Rule 18f-3 Plan for U.S. Treasury Money Market Series dated
           August 15, 2002.

   (p)(1)  Code of Ethics of the Registrant dated September 4, 2002.

   (p)(2)  Code of Ethics and Personal Securities Trading Policy of
           Prudential Investment Management, Inc., Prudential Invest-ments LLC and Prudential Investment Management Services LLC dated September 4, 2002.